RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 20:                                      RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, new accounting guidance on fair value measurements was issued, which requires updates to fair value measurement disclosures to conform US GAAP and International Financial Reporting Standards. This guidance includes additional disclosure requirements about Level 3 fair value measurements and is effective for interim and annual periods beginning after December 15, 2011. The adoption of the new guidance will not affect the Company’s financial position, results of operations or cash flows, but will require additional disclosure.

In September 2011, new accounting guidance on testing goodwill for impairment was issued, which permits an initial assessment of qualitative factors to determine whether the existence of events or circumstances leads to the determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining the necessity of performing a quantitative assesment to determine if goodwill is impaired. The amendment is effective for the Company’s 2012 fiscal year beginning on January 1, 2012 and is not expected to affect the Company’s financial position, results of operations or cash flows.